Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	$ 4,748.3	₨ 347,149.1	₨ 310,790.7
Current portion	2,444.0	178,680.9	142,452.9
Non-current portion	2,304.3	168,468.2	168,337.8
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	4,919.0	359,625.9	317,304.4
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	$ 170.7	₨ 12,476.8	₨ 6,513.7